Impairment Charges (Summary Of Impairment Charges On Continued And Discontinued Operations) (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment				$ 3.7	[1]	$ 4.1		$ 0.0
Total Impairments	$ 4.0			4.1		6.5		109.3
Goodwill impairment			$ 4.1	3.7		4.1		108.0
Long-lived asset impairments				0.4		2.4		1.3
CVP unit
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment	$ 3.7
Continuing Operations
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment				3.7		4.1		0.0
Other Long-Lived Asset Impairments				0.4		2.2		1.3
Total Impairments				4.1		6.3		1.3
Discontinued Operations
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment				0.0		0.0		108.0
Other Long-Lived Asset Impairments				0.0		0.2		0.0
Total Impairments				0.0		0.2		108.0
Residential Products
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment				0.0		0.0
Residential Products | Continuing Operations | Residential Products
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment				0.0		0.0		0.0
Other Long-Lived Asset Impairments				0.4		0.7		1.2
Total Impairments				0.4		0.7		1.2
Industrial Products
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment				0.0		4.1	[2]
Industrial Products | Continuing Operations | Industrial Products - Steel Tubing
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment				0.0		4.1		0.0
Other Long-Lived Asset Impairments				0.0		1.4		0.0
Total Impairments				0.0		5.5		0.0
Specialized Products:
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment				3.7		0.0
Specialized Products: | Continuing Operations
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment		$ 6.0
Specialized Products: | Continuing Operations | CVP unit
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment				3.7		0.0		0.0
Other Long-Lived Asset Impairments				0.0		0.1		0.0
Total Impairments				3.7		0.1		0.0
Other | Continuing Operations | Other Group
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment				0.0		0.0		0.0
Other Long-Lived Asset Impairments				0.0		0.0		0.1
Total Impairments				0.0		0.0		0.1
Other | Discontinued Operations | Other Group
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment				0.0		0.0		0.0
Other Long-Lived Asset Impairments				0.0		0.2		0.0
Total Impairments				0.0		0.2		0.0
Furniture Products
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment				0.0		0.0
Furniture Products | Discontinued Operations | Furniture Products - Store Fixtures
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill impairment				0.0		0.0		108.0
Other Long-Lived Asset Impairments				0.0		0.0		0.0
Total Impairments				$ 0.0		$ 0.0		$ 108.0

[1]	We recorded a goodwill impairment charge related to the Commercial Vehicle Products unit as outlined in Note C.
[2]	We recorded a goodwill impairment charge related to the Steel Tubing unit as outlined in Note C.